Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

Inventories

Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out (“FIFO”) method.

Medical Equipment

Medical Equipment

Depreciation of medical equipment is provided on the straight-line method over the equipment’s estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

Property and Office Equipment

Property and office equipment includes property, leasehold improvements and office equipment.

Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

Goodwill is tested at least annually for impairment and more frequently if events or changes in circumstances indicate that the asset might be impaired. We adopted ASU 2017-04, Simplifying the Test for Goodwill Impairment coincident with our annual impairment test during the fourth quarter of 2017. Under the updated guidance, the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and when impairment is identified to perform step 2 to measure the impairment is eliminated. We review goodwill for impairment by comparing the fair value of a reporting unit with its carrying value and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value.

No goodwill impairments have been recognized in 2017,  2016, or 2015.

Other Intangible Assets

Other Intangible Assets

Other intangible assets primarily include customer relationships, a supply agreement, trade names, technology databases, non-compete agreements and favorable lease agreements. Our trade name intangibles have indefinite lives. Our remaining other intangible assets are amortized over their estimated economic lives of one to thirteen years. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships, we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained.

Intangible assets with indefinite lives are tested for impairment on an annual basis and more frequently if events or changes in circumstances indicate that the asset might be impaired. We review indefinite-lived intangible assets for impairment by first assessing qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, we conclude that it is not more likely than not that the indefinite-lived intangible asset is impaired, then we take no further action. Our quantitative test resulted in                                       no impairment in 2017,  2016 and 2015.

Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: customer relationships, a supply agreement, non-compete agreements and trade names.

Long-Lived Assets

Long-Lived Assets

The Company periodically reviews its long-lived assets for impairment and assesses whenever significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable.  A recoverability test is performed by comparing the anticipated future undiscounted cash flows to the carrying value of the assets. If impairment is identified, an impairment loss is recognized for the excess of the carrying amount of an asset over the anticipated future discounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Deferred Financing Costs

Deferred Financing Costs

Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method.

Purchase Accounting

Purchase Accounting

We account for acquisitions by allocating the purchase price paid to effect the acquisition to the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

Revenue Recognition

Customer arrangements that include both equipment and services are evaluated to determine whether the elements are separable. If the elements are deemed separable and separate earnings processes exist, the revenue associated with the customer arrangement is allocated to each element based on the relative estimated selling price of the separate elements. We have estimated the selling prices of each element by reference to vendor-specific objective evidence, third party evidence or estimated selling prices when the elements are sold separately. The revenue associated with each element is then recognized as earned.

Customer arrangements typically have multiple performance obligations to provide equipment solutions, clinical engineering and/or on-site equipment managed services on a per use and/or over time basis.  Equipment Solutions primarily consists of supplemental, peak needs and surgical equipment usage solutions. Clinical Engineering consists of supplemental maintenance, repair and remediation solutions, health care technology solutions, and federal government services.  On-site Managed Services consists of 360 on-site managed solutions in both our historical A360 program (using UHS-owned equipment) and our newer M360 program (managing customer-owned equipment).  Consideration paid by the customer for each performance obligation is billed within the month the service is performed, and contractual prices are established within our customer arrangements that are representative of the stand-alone selling price. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue.

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition,” in recognizing all of these revenue streams — specifically, revenue recognition requires proof that (i) an arrangement exists, (ii) delivery has occurred and/or services have been rendered, (iii) the price is fixed; and (iv) collectability is reasonably assured.

The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 “Principal Agent Considerations,” because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

The following table presents revenue by service solution for the years ended December 31, 2017, 2016 and 2015.

	Year Ended December 31,
(in thousands)	2017	2016	2015
Equipment Solutions	$230,316	$237,137	$227,734
Clinical Engineering	137,109	107,305	99,184
On-Site Managed Services	147,358	135,059	121,763
Total Revenue	$514,783	$479,501	$448,681

From time to time the Company receives both non-monetary and cash refunds on equipment recalled by manufacturers.  It is the Company’s practice to record such recall gains as a reduction in cost of sales.

Operating Leases

Operating Leases

The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our consolidated statements of operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the consolidated balance sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the consolidated balance sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

Income Taxes

The Company accounts for deferred income taxes utilizing ASC Topic 740, “Income Taxes.” ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. We have assessed the need for a valuation allowance by considering whether it is more likely than not that some portion or all of our deferred tax assets will not be realized. We continue to evaluate our ability to realize the tax benefits associated with deferred tax assets by analyzing the relative impact of all the available positive and negative evidence regarding our forecasted taxable income, the reversal of existing deferred tax liabilities, taxable income in prior carry-back years (if permitted) and the availability of tax planning strategies. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Fair Value of Other Financial Instruments

Fair Value of Other Financial Instruments

The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable, accrued liabilities and senior secured credit facility, approximate fair value due to their short maturities. The fair value of our outstanding Original Notes and Add-on Notes (each as defined in Note 8, Long-Term Debt), based on the quoted market price for the same or similar issues of debt, which represents a Level 2 fair value measurement, is approximately:

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
(in thousands)	Value	Value	Value	Value
Original notes - 7.625% (1)	$421,772	$426,063	$420,523	$420,750
Add-on notes - 7.625% (2)	224,338	220,550	225,743	217,800
(1)	The carrying value of the Original notes - 7.625% is net of unamortized deferred financing costs of $3.2 and $4.5 million as of December 31, 2017 and 2016, respectively.
(2)

The carrying value of the Add-on notes - 7.625% is net of unamortized deferred financing costs of $1.3 and $1.9 million as of December 31, 2017 and 2016, respectively, and includes unamortized bond premium of $5.7 and $7.6 million as of December 31, 2017 and 2016, respectively.

Stock-Based Compensation

Share-Based Compensation

We record compensation expense associated with stock options in accordance with ASC Topic 718, “Compensation — Stock Compensation.” Note 11, Share-Based Compensation, contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes minimum pension liability adjustments. These amounts are presented in the consolidated statements of comprehensive income (loss) net of reclassification adjustments to earnings.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Standards Adopted

In July 2015, the FASB issued ASU No. 2015-11 Simplifying the Measurement of Inventory (“ASU 2015-11”). ASU 2015-11 changes the measurement principle for inventory from lower of cost or market to lower of cost and net realizable value for entities that do not measure inventory using the last in, first out or retail inventory method. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2016. The adoption of this standard did not have a material impact on our consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09 Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). ASU 2016-09 was issued as part of the FASB’s simplification initiative and intends to improve the accounting for share-based payment transactions. The areas for simplification in this ASU involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2016. The adoption of this standard did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Instead, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. For reporting units with zero or negative carrying amounts, the adoption of this standard will eliminate the Step 2 goodwill impairment test and require disclosure of the amount of goodwill allocated to each reporting unit and in which reportable segment the reporting unit is included.

In March 2017, the FASB issued ASU No. 2017-07 Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017-01”). ASU 2017-07 requires that a company to present service cost separately from the other components of the net benefit cost.  This ASU became effective for annual and interim periods in fiscal years beginning after December 15, 2017. We adopted ASU 2017-07 on January 1, 2018 and retrospectively applied this ASU to all periods presented. As a result, $0.8,  $0.7, and $0.9 million of pension costs were reclassified from selling, general, and administration to interest expense for the years ended December 31, 2017,  2016, and 2015 respectively.

Standards Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (“ASU 2014-09”), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in the GAAP when it becomes effective. The new standard is effective beginning after December 15, 2017 and interim periods within those years as stated in ASU 2015-14 which defers the effective date  and was issued in August 2015. The standard permits the use of either the retrospective or cumulative effect transition method. We adopted this guidance on January 1, 2018 and have selected a cumulative effect transition method.

We have performed a review of the requirements of the new guidance and have identified which of our revenue streams will be within the scope of ASU 2014-09. We have applied the five-step model of the new standard to a selection of contracts within each of our revenue streams and have compared the results to our current accounting practices. Based on this analysis, we do not expect a material impact on our consolidated financial statements. However, amendments to ASC Topic 340, Other Assets and Deferred Costs, require the capitalization of costs to obtain and fulfill customer contracts, which are currently expensed as incurred. The assets recognized for the costs to obtain and/or fulfill a contract will be amortized on a systematic basis that is consistent with the transfer of the services to which the asset relates. We determined approximately $6.2    million of costs would qualify for capitalization upon adoption of this standard which will be amortized over a period of five years.

In February 2016, the FASB issued ASU No. 2016-02 on Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liability on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted. We are evaluating the effect that ASU 2016-02 will have on our consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01 Business Combination (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. The ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on our consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09 Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”). ASU 2017-09 clarifies what constitutes a modification of a share-based payment award. This ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The adoption of this standard is not expected to have a material impact on our consolidated financial statements.